UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 29, 2012

*	This Form N-Q pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Aggressive Growth

Allocation Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class I (v)	5,732,843	$57,271,106
MFS Emerging Markets Equity Fund - Class I	703,186	23,542,673
MFS Global Real Estate Fund - Class I (v)	4,297,031	58,052,891
MFS Growth Fund - Class I (a)	3,160,230	151,880,660
MFS International Growth Fund - Class I	3,557,783	93,462,954
MFS International New Discovery Fund - Class I	2,077,174	47,006,452
MFS International Value Fund - Class I	3,523,073	92,551,132
MFS Mid Cap Growth Fund - Class I (a)	11,800,820	116,238,073
MFS Mid Cap Value Fund - Class I	8,162,191	115,658,247
MFS New Discovery Fund - Class I	1,370,345	29,078,728
MFS New Discovery Value Fund - Class I	2,810,945	28,896,510
MFS Research Fund - Class I	3,815,148	104,725,822
MFS Research International Fund - Class I	6,136,586	93,030,639
MFS Value Fund - Class I	6,157,652	150,431,432
Total Underlying Affiliated Funds		$1,161,827,319

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	350,994	$350,994
Total Investments		$1,162,178,313

Other Assets, Less Liabilities - 0.0%		545,885
Net Assets - 100.0%		$1,162,724,198

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

2

Supplemental Information (unaudited) – continued

cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,162,178,313	$—	$—	$1,162,178,313

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$888,641,316
Gross unrealized appreciation	$273,536,997
Gross unrealized depreciation	0
Net unrealized appreciation (depreciation)	$273,536,997

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	4,309,564	1,881,295		(458,016)	5,732,843
MFS Core Growth Fund	7,960,413	33,039		(7,993,452)	—
MFS Emerging Markets Equity Fund	663,184	110,152		(70,150)	703,186
MFS Global Real Estate Fund	4,064,391	493,522		(260,882)	4,297,031
MFS Growth Fund	—	3,367,616	(i)	(207,386)	3,160,230
MFS Institutional Money Market Portfolio	34	65,872,386		(65,521,426)	350,994
MFS International Growth Fund	3,425,938	386,411		(254,566)	3,557,783
MFS International New Discovery Fund	1,992,592	225,356		(140,774)	2,077,174
MFS International Value Fund	3,477,167	324,928		(279,022)	3,523,073
MFS Mid Cap Growth Fund	11,801,086	725,488		(725,754)	11,800,820
MFS Mid Cap Value Fund	8,142,936	366,602		(347,347)	8,162,191
MFS New Discovery Fund	2,103,774	416,275		(1,149,704)	1,370,345
MFS New Discovery Value Fund	—	3,107,223		(296,278)	2,810,945
MFS Research Fund	3,945,114	117,311		(247,277)	3,815,148
MFS Research International Fund	5,658,850	857,054		(379,318)	6,136,586
MFS Value Fund	6,260,723	274,714		(377,785)	6,157,652

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$235,752	$7,976,602	$481,026	$57,271,106
MFS Core Growth Fund	106,454	—	—	—
MFS Emerging Markets Equity Fund	(138,386)	—	157,457	23,542,673
MFS Global Real Estate Fund	(256,902)	1,075,219	1,066,996	58,052,891
MFS Growth Fund	297,228	—	—	151,880,660
MFS Institutional Money Market Portfolio	—	—	419	350,994
MFS International Growth Fund	(92,503)	—	919,577	93,462,954
MFS International New Discovery Fund	55,664	—	593,237	47,006,452
MFS International Value Fund	186,434	—	1,358,881	92,551,132
MFS Mid Cap Growth Fund	271,589	—	—	116,238,073
MFS Mid Cap Value Fund	34,468	—	840,318	115,658,247
MFS New Discovery Fund	12,138,830	4,615,868	—	29,078,728
MFS New Discovery Value Fund	(277,005)	40,573	106,007	28,896,510
MFS Research Fund	463,962	—	1,001,864	104,725,822
MFS Research International Fund	(282,864)	—	1,714,776	93,030,639
MFS Value Fund	(717,162)	—	2,218,460	150,431,432
	$12,025,559	$13,708,262	$10,459,018	$1,162,178,313

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® Conservative Allocation Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	3,462,954	$33,902,304
MFS Commodity Strategy Fund - Class I (v)	1,696,870	16,951,732
MFS Emerging Markets Debt Fund - Class I	3,345,716	51,055,624
MFS Global Bond Fund - Class I	8,055,952	84,748,617
MFS Global Real Estate Fund - Class I (v)	1,254,612	16,949,811
MFS Government Securities Fund - Class I	16,083,132	169,516,213
MFS Growth Fund - Class I (a)	2,116,208	101,704,960
MFS High Income Fund - Class I	24,358,050	85,009,593
MFS Inflation-Adjusted Bond Fund - Class I	15,080,635	169,506,339
MFS International Growth Fund - Class I	1,290,744	33,907,847
MFS International Value Fund - Class I	1,290,380	33,898,278
MFS Limited Maturity Fund - Class I	27,746,421	169,530,631
MFS Mid Cap Growth Fund - Class I (a)	6,882,009	67,787,793
MFS Mid Cap Value Fund - Class I	4,784,440	67,795,519
MFS New Discovery Fund - Class I	798,750	16,949,478
MFS New Discovery Value Fund - Class I	1,648,282	16,944,344
MFS Research Bond Fund - Class I	26,591,066	288,247,156
MFS Research Fund - Class I	3,704,741	101,695,135
MFS Research International Fund - Class I	4,472,509	67,803,244
MFS Value Fund - Class I	4,163,013	101,702,417
Total Underlying Affiliated Funds		$1,695,607,035

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	90	$90
Total Investments		$1,695,607,125

Other Assets, Less Liabilities - 0.0%		826,515
Net Assets - 100.0%		$1,696,433,640

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

2

Supplemental Information (unaudited) – continued

cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,695,607,125	$—	$—	$1,695,607,125

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,484,196,348
Gross unrealized appreciation	$214,244,469
Gross unrealized depreciation	(2,833,692)
Net unrealized appreciation (depreciation)	$211,410,777

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,377,674	2,091,542		(6,264)	3,462,952
MFS Commodity Strategy Fund	957,157	769,552		(29,839)	1,696,870
MFS Core Growth Fund	4,093,820	397,633		(4,491,453)	—
MFS Diversified Target Return Fund	1,436,051	—		(1,436,051)	—
MFS Emerging Markets Debt Fund	2,700,877	679,047		(34,208)	3,345,716
MFS Global Bond Fund	6,122,525	2,087,408		(153,981)	8,055,952
MFS Global Real Estate Fund	897,241	395,449		(38,078)	1,254,612
MFS Government Securities Fund	12,845,372	3,794,112		(556,352)	16,083,132
MFS Growth Fund	—	2,149,660	(i)	(33,452)	2,116,208
MFS High Income Fund	18,667,259	5,793,272		(102,481)	24,358,050
MFS Inflation-Adjusted Bond Fund	12,359,361	3,341,747		(620,473)	15,080,635
MFS Institutional Money Market Portfolio	47	64,992,116		(64,992,073)	90
MFS International Growth Fund	951,913	388,936		(50,105)	1,290,744
MFS International Value Fund	963,075	345,133		(17,828)	1,290,380
MFS Limited Maturity Fund	21,326,005	6,537,271		(116,855)	27,746,421
MFS Mid Cap Growth Fund	5,245,973	1,855,375		(219,339)	6,882,009
MFS Mid Cap Value Fund	3,620,155	1,311,221		(146,936)	4,784,440
MFS New Discovery Fund	938,654	347,061		(486,965)	798,750
MFS New Discovery Value Fund	68,364	1,700,375		(120,457)	1,648,282
MFS Research Bond Fund	21,049,881	5,925,438		(384,253)	26,591,066
MFS Research Fund	2,927,849	872,277		(95,385)	3,704,741
MFS Research International Fund	3,145,700	1,474,546		(147,737)	4,472,509
MFS Value Fund	3,232,758	1,025,173		(94,918)	4,163,013

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,518)	$940	$411,398	$33,902,304
MFS Commodity Strategy Fund	(25,783)	2,390,044	144,130	16,951,732
MFS Core Growth Fund	18,146	—	—	—
MFS Diversified Target Return Fund	3,419,442	—	—	—
MFS Emerging Markets Debt Fund	(26,724)	146,448	1,814,472	51,055,624
MFS Global Bond Fund	(3,709)	746,665	3,399,559	84,748,617
MFS Global Real Estate Fund	(55,122)	313,969	311,567	16,949,811
MFS Government Securities Fund	38,103	—	3,268,419	169,516,213
MFS Growth Fund	3,391	—	—	101,704,960
MFS High Income Fund	(13,964)	—	3,903,685	85,009,593
MFS Inflation-Adjusted Bond Fund	164,617	317,475	5,642,039	169,506,339
MFS Institutional Money Market Portfolio	—	—	355	90
MFS International Growth Fund	(95,151)	—	338,678	33,907,847
MFS International Value Fund	(6,219)	—	499,407	33,898,278
MFS Limited Maturity Fund	(31,098)	—	3,311,850	169,530,631
MFS Mid Cap Growth Fund	(56,088)	—	—	67,787,793
MFS Mid Cap Value Fund	(105,918)	—	486,362	67,795,519
MFS New Discovery Fund	6,035,245	2,672,925	—	16,949,478
MFS New Discovery Value Fund	(75,039)	23,423	61,199	16,944,344
MFS Research Bond Fund	(12,810)	—	7,124,716	288,247,156
MFS Research Fund	(54,997)	—	962,093	101,695,135
MFS Research International Fund	(207,205)	—	1,241,723	67,803,244
MFS Value Fund	(131,610)	—	1,339,016	101,702,417
	$8,775,989	$6,611,889	$34,260,668	$1,695,607,125

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® Emerging Markets Equity Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%
Aerospace - 0.4%
Embraer S.A., ADR	89,780	$2,698,779

Airlines - 0.8%
Copa Holdings S.A., “A”	29,480	$2,109,884
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	47,910	3,297,645

		$5,407,529
Alcoholic Beverages - 1.0%
Companhia de Bebidas das Americas, ADR	172,300	$6,893,723

Apparel Manufacturers - 4.9%
Arezzo Industria e Comercio S.A.	222,690	$4,148,408
Cia.Hering S.A.	148,300	3,988,922
Li & Fung Ltd.	3,192,000	7,261,492
O’Key Group S.A., GDR	983,250	8,750,925
Stella International Holdings	3,300,500	7,578,242
Top Glove Corp.	2,182,700	3,548,573

		$35,276,562
Automotive - 3.1%
Geely Automobile Holdings Ltd.	11,075,000	$4,867,411
Guangzhou Automobile Group Co. Ltd., “H”	2,962,000	3,494,276
Kia Motors Corp.	145,950	9,180,372
Mando Corp.	33,436	4,998,596

		$22,540,655
Brokerage & Asset Managers - 2.3%
BM&F Bovespa S.A.	1,177,800	$7,880,578
Bolsa Mexicana de Valores S.A. de C.V.	2,128,400	4,145,351
CETIP S.A.—Balcao Organizado de Ativos e Derivativos	242,700	4,522,580

		$16,548,509
Business Services - 3.0%
Abril Educacao S.A. (a)	13,800	$206,046
Cielo S.A.	56,104	2,005,990
Infosys Technologies Ltd., ADR	187,660	10,824,229
LPS Brasil—Consultoria de Imoveis S.A.	219,100	4,451,535
Multiplus S.A.	136,920	2,757,934
Redecard S.A.	81,200	1,688,071

		$21,933,805
Cable TV - 1.8%
Dish TV India Ltd. (a)	2,100,489	$2,316,225
Naspers Ltd.	187,633	10,413,801

		$12,730,026
Computer Software - 0.3%
Totvs S.A.	115,100	$2,136,781

Computer Software - Systems - 3.0%
Asustek Computer, Inc.	677,000	$6,333,804
Hon Hai Precision Industry Co. Ltd.	3,492,645	12,094,900
NICE Systems Ltd., ADR (a)	101,150	3,458,319

		$21,887,023

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 0.7%
Alfa S.A de C.V., “A”	91,820	$1,226,583
First Pacific Co. Ltd.	3,486,000	3,914,682

		$5,141,265
Construction - 1.6%
Anhui Conch Cement Co. Ltd.	1,225,000	$4,212,365
Corporacion GEO S.A.B. de C.V., “B” (a)	927,250	1,327,923
Corporacion Moctezuma S.A. de C.V.	959,400	2,301,149
PDG Realty S.A.	516,900	2,209,373
Urbi Desarrollos Urbanos S.A. de C.V. (a)	1,600,090	1,861,613

		$11,912,423
Consumer Products - 2.0%
Dabur India Ltd.	3,571,047	$7,552,751
Hengan International Group Co. Ltd.	572,500	5,167,196
Kimberly-Clark de Mexico S.A. de C.V., “A”	309,670	1,713,395

		$14,433,342
Consumer Services - 1.6%
Anhanguera Educacional Participacoes S.A.	335,900	$4,414,770
Estacio Participacoes S.A.	154,220	1,870,667
Kroton Educacional S.A. (a)	101,501	1,406,740
Kroton Educacional S.A. (a)	32,052	62,660
Kroton Educacional S.A., IEU (a)	252,843	3,474,797

		$11,229,634
Electrical Equipment - 0.3%
Crompton Greaves Ltd.	694,651	$2,000,103

Electronics - 9.3%
Samsung Electronics Co. Ltd.	30,307	$32,537,222
Seoul Semiconductor Co. Ltd.	120,974	2,838,515
Siliconware Precision Industries Co. Ltd.	9,747,000	11,408,181
Taiwan Semiconductor Manufacturing Co. Ltd.	6,686,695	18,370,817
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	156,469	2,271,930

		$67,426,665
Energy - Independent - 5.8%
Bankers Petroleum Ltd. (a)	544,326	$2,684,634
China Shenhua Energy Co. Ltd.	1,365,500	6,251,063
CNOOC Ltd.	3,128,000	7,083,436
INPEX Corp.	866	6,114,432
Reliance Industries Ltd.	676,976	11,249,671
Turkiye Petrol Rafinerileri AS	352,767	8,687,624

		$42,070,860
Energy - Integrated - 3.7%
OAO Gazprom, ADR	1,010,010	$13,382,633
Petroleo Brasileiro S.A., ADR	453,970	13,546,465

		$26,929,098
Food & Beverages - 1.6%
Arca Continental S.A.B de C.V.	326,892	$1,515,171
M. Dias Branco S.A. Industria e Comercio de Alimentos	164,600	4,714,907
Tiger Brands Ltd.	144,605	5,014,624

		$11,244,702

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.3%
CP All PLC	2,080,400	$4,553,990
Dairy Farm International Holdings Ltd.	381,600	3,915,216
Raia Drogasil S.A.	130,200	1,267,692

		$9,736,898
Gaming & Lodging - 0.9%
Minor International PLC	2,613,200	$1,087,934
Sands China Ltd.	841,600	3,121,059
Shangri-La Asia Ltd.	1,012,000	2,523,155

		$6,732,148
General Merchandise - 4.2%
Bim Birlesik Magazalar A.S.	48,854	$1,717,556
Clicks Group Ltd.	1,251,570	7,314,202
E-Mart Co. Ltd.	30,959	7,500,867
Lojas Renner S.A.	58,700	2,234,856
Mr. Price Group Ltd.	1,000,975	11,888,656

		$30,656,137
Health Maintenance Organizations - 0.1%
OdontoPrev S.A.	50,600	$881,025

Insurance - 2.0%
Brazil Insurance Participacoes e Administracao S.A.	524,300	$6,228,400
China Pacific Insurance Co. Ltd.	2,366,800	8,507,886

		$14,736,286
Machinery & Tools - 2.4%
BEML Ltd.	97,894	$1,329,489
Glory Ltd.	143,100	3,019,419
Sinotruk Hong Kong Ltd.	6,545,000	4,685,254
Thermax Ltd.	200,791	2,198,418
TK Corp. (a)	237,340	6,390,781

		$17,623,361
Major Banks - 3.0%
Bank of China Ltd.	24,108,000	$10,396,807
Erste Group Bank AG	110,310	2,768,104
Standard Chartered PLC	337,081	8,656,830

		$21,821,741
Medical & Health Technology & Services - 1.0%
Diagnosticos da America S.A.	310,900	$2,896,724
Fleury S.A.	293,600	4,187,081

		$7,083,805
Metals & Mining - 5.8%
Companhia Siderurgica Nacional S.A., ADR	209,110	$2,137,104
Gerdau S.A., ADR	228,000	2,371,200
Grupo Mexico S.A.B. de C.V., “B”	924,306	2,914,459
Maanshan Iron & Steel Co. Ltd.	4,638,000	1,574,349
Mining & Metallurgical Co. Norilsk Nickel, ADR	232,422	4,604,280
MOIL Ltd.	546,062	2,740,950
POSCO	8,566	3,169,921
Steel Authority of India Ltd.	3,400,936	7,091,203
Ternium S.A., ADR	110,340	2,608,438
Vale S.A., ADR	518,820	13,043,135

		$42,255,039

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.2%
HTC Corp.	157,842	$3,497,361
VTech Holdings Ltd.	433,200	4,862,874

		$8,360,235
Oil Services - 0.6%
Tenaris S.A., ADR	109,140	$4,221,535

Other Banks & Diversified Financials - 14.6%
Banco Santander Chile, ADR	18,470	$1,496,255
Banco Santander S.A., IEU	520,100	5,587,914
Bancolombia S.A., ADR	23,540	1,504,206
Bangkok Bank Public Co. Ltd.	1,327,600	8,469,025
Bank Negara Indonesia PT	12,840,000	5,343,256
China Construction Bank	15,377,490	12,803,881
Chinatrust Financial Holding Co. Ltd.	7,551,602	5,085,119
CIMB Group Holdings Berhad	3,040,300	7,248,080
Commercial International Bank, GDR	797,004	3,188,016
Credicorp Ltd.	44,440	5,461,232
CSU Cardsystem S.A.	928,240	2,270,262
Hana Financial Group, Inc.	224,540	7,918,034
Housing Development Finance Corp. Ltd.	328,726	4,415,559
ICICI Bank Ltd.	244,533	4,466,939
Itau Unibanco Holding S.A., ADR	145,781	3,068,690
Komercni Banka A.S. (a)	49,700	9,733,444
Sberbank of Russia	4,147,850	14,185,647
Turkiye Garanti Bankasi A.S.	826,313	3,128,907

		$105,374,466
Pharmaceuticals - 0.4%
Genomma Lab Internacional S.A., “B” (a)	1,548,900	$2,949,148

Precious Metals & Minerals - 0.6%
Gold Fields Ltd.	268,970	$4,253,707

Real Estate - 1.7%
Asian Property Development PLC	10,680,800	$2,011,583
Brasil Brokers Participacoes	1,110,700	4,837,989
Hang Lung Properties Ltd.	1,479,000	5,574,146

		$12,423,718
Restaurants - 0.4%
Ajisen China Holdings Ltd.	2,055,000	$2,813,762

Specialty Chemicals - 1.3%
Chugoku Marine Paints Ltd.	606,000	$4,155,252
Formosa Plastics Corp.	1,042,000	3,245,040
Mexichem S.A.B de C.V.	466,500	1,682,731

		$9,083,023
Specialty Stores - 0.6%
GOME Electrical Appliances Holdings Ltd.	9,673,000	$2,920,718
PT Mitra Adiperkasa Tbk	2,589,500	1,622,026

		$4,542,744
Telecommunications - Wireless - 4.2%
America Movil S.A.B. de C.V., “L”, ADR	373,390	$8,938,957
China Mobile Ltd.	355,500	3,779,775

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Mobile TeleSystems OJSC, ADR	190,925	$3,484,381
MTN Group Ltd.	643,121	11,583,447
TIM Participacoes S.A., ADR	84,059	2,525,973

		$30,312,533
Telephone Services - 2.7%
China Unicom (Hong Kong) Ltd.	1,404,000	$2,506,798
China Unicom Ltd., ADR	469,500	8,380,575
Empresa Nacional de Telecomunicaciones S.A.	68,819	1,405,494
PT XL Axiata Tbk	13,502,000	7,045,560

		$19,338,427
Utilities - Electric Power - 2.0%
Aguas Andinas S.A.	4,360,275	$2,662,417
Companhia Energetica de Minas Gerais, IPS	72,300	1,657,564
Enersis S.A., ADR	115,970	2,343,754
Manila Water Co., Inc.	7,539,000	3,932,165
Tractebel Energia S.A.	211,050	3,733,702

		$14,329,602
Total Common Stocks		$709,970,824

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	4,489,621	$4,489,621
Total Investments		$714,460,445

Other Assets, Less Liabilities - 1.2%		9,025,534
Net Assets - 100.0%		$723,485,979

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

6

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$132,539,642	$1,469,400	$—	$134,009,042
China	14,688,612	74,756,940	—	89,445,552
South Korea	7,918,034	66,616,274	—	74,534,308
Taiwan	2,271,930	60,035,221	—	62,307,151
India	14,352,135	41,833,401	—	56,185,536
South Africa	50,468,437	—	—	50,468,437
Russia	44,407,866	—	—	44,407,866
Hong Kong	7,829,898	30,920,968	—	38,750,866
Mexico	33,874,126	—	—	33,874,126
Other Countries	56,466,048	69,521,892	—	125,987,940
Mutual Funds	4,489,621	—	—	4,489,621
Total Investments	$369,306,349	$345,154,096	$—	$714,460,445

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $119,728,634 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $71,855,962 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$626,692,053
Gross unrealized appreciation	$124,458,304
Gross unrealized depreciation	(36,689,912)
Net unrealized appreciation (depreciation)	$87,768,392

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,237,479	94,307,797	(97,055,655)	4,489,621

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,222	$4,489,621

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2012, are as follows:

Brazil	18.5%
China	12.4%
South Korea	10.3%
Taiwan	8.6%
India	7.8%
South Africa	7.0%
Russia	6.1%
Hong Kong	5.4%
Mexico	4.7%
Other Countries	19.2%

7

MFS® Global Bond Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 91.8%
Asset-Backed & Securitized - 0.8%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$930,107
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	974,658
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049		1,111,221	1,188,788

			$3,093,553
Cable TV - 0.4%
DIRECTV Holdings LLC, 5.2%, 2020		$750,000	$843,749
Time Warner Cable, Inc., 5%, 2020		620,000	696,146

			$1,539,895
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 2019		$590,000	$784,787

Emerging Market Quasi-Sovereign - 4.1%
Banco do Brasil S.A., 5.875%, 2022 (n)		$705,000	$724,388
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		1,914,000	1,995,382
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)		1,802,000	1,959,675
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		526,000	559,347
Comision Federal de Electricidad, 5.75%, 2042 (z)		770,000	771,925
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		384,000	393,216
Ecopetrol S.A., 7.625%, 2019		943,000	1,181,108
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		115,000	123,689
Gaz Capital S.A., 5.999%, 2021 (n)		1,221,000	1,286,629
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)		656,000	649,440
Petrobras International Finance Co., 5.375%, 2021		3,328,000	3,577,993
Petroleos Mexicanos, 5.5%, 2021		1,075,000	1,179,060
Petroleos Mexicanos, 4.875%, 2022 (n)		455,000	476,385
Petroleos Mexicanos, 6.5%, 2041		128,000	144,691
Petroleos Mexicanos, 6.5%, 2041 (n)		101,000	114,170
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)		1,127,000	1,208,708
Sberbank of Russia, 6.125%, 2022 (z)		200,000	203,700

			$16,549,506
Emerging Market Sovereign - 8.9%
Deutsche Bank AG, CLN, 7.15%, 2013 (n)	RUB	137,650,000	$4,754,110
Republic of Hungary, 6.375%, 2021		$1,014,000	954,428
Republic of Lithuania, 6.625%, 2022 (n)		951,000	1,022,325
Republic of Peru, 6.95%, 2031 (z)	PEN	5,350,000	2,160,808
Republic of Peru, 5.625%, 2050		$55,000	60,500
Republic of Philippines, 5.5%, 2026		200,000	229,750
Republic of Poland, 5%, 2022		1,295,000	1,374,384
Republic of South Africa, 6.75%, 2021	ZAR	19,715,000	2,444,970
Republic of Turkey, 10%, 2013	TRY	3,440,000	1,984,199
Russian Federation, 5%, 2020		$2,200,000	2,354,000
United Mexican States, 0%, 2012	MXN	103,999,800	8,011,193
United Mexican States, 8%, 2015	MXN	26,140,000	2,231,193
United Mexican States, 7.25%, 2016	MXN	42,080,000	3,544,765
United Mexican States, 8%, 2020	MXN	28,240,000	2,477,725
United Mexican States, 3.625%, 2022		$1,866,000	1,903,320
United Mexican States, 5.75%, 2110		130,000	139,100

			$35,646,770

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$800,000	$953,945
Kraft Foods, Inc., 6.125%, 2018		410,000	491,492

			$1,445,437
International Market Quasi-Sovereign - 0.1%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$214,262

International Market Sovereign - 56.0%
Federal Republic of Germany, 3.75%, 2013	EUR	16,001,000	$22,328,612
Federal Republic of Germany, 3.75%, 2015	EUR	10,457,000	15,286,038
Federal Republic of Germany, 4.25%, 2018	EUR	1,446,000	2,294,064
Federal Republic of Germany, 3.25%, 2021	EUR	2,128,000	3,206,253
Federal Republic of Germany, 6.25%, 2030	EUR	2,006,000	4,094,146
Government of Australia, 5.75%, 2021	AUD	5,724,000	6,969,270
Government of Canada, 4.5%, 2015	CAD	6,248,000	6,961,994
Government of Canada, 4.25%, 2018	CAD	308,000	360,451
Government of Canada, 3.25%, 2021	CAD	2,384,000	2,666,023
Government of Canada, 5.75%, 2033	CAD	1,580,000	2,418,584
Government of Japan, 1.7%, 2017	JPY	915,600,000	12,039,988
Government of Japan, 1.1%, 2020	JPY	1,158,800,000	14,656,646
Government of Japan, 2.1%, 2024	JPY	1,087,750,000	14,702,301
Government of Japan, 2.2%, 2027	JPY	611,500,000	8,222,159
Government of Japan, 2.4%, 2037	JPY	629,550,000	8,562,043
Kingdom of Belgium, 4.25%, 2021	EUR	3,335,000	4,681,155
Kingdom of Denmark, 3%, 2021	DKK	9,833,000	1,942,425
Kingdom of Norway, 3.75%, 2021	NOK	9,810,000	1,959,999
Kingdom of Spain, 4.6%, 2019	EUR	7,367,000	9,986,444
Kingdom of Sweden, 5%, 2020	SEK	33,555,000	6,351,656
Kingdom of the Netherlands, 3.75%, 2014	EUR	5,344,000	7,672,380
Kingdom of the Netherlands, 3.5%, 2020	EUR	360,000	534,061
Kingdom of the Netherlands, 5.5%, 2028	EUR	837,000	1,525,874
Republic of France, 6%, 2025	EUR	2,712,000	4,652,714
Republic of France, 4.75%, 2035	EUR	4,929,000	7,688,534
Republic of Iceland, 4.875%, 2016 (n)		$1,007,000	1,006,343
Republic of Italy, 4.25%, 2015	EUR	2,038,000	2,812,161
Republic of Italy, 5.25%, 2017	EUR	11,426,000	16,054,028
Republic of Italy, 3.75%, 2021	EUR	6,586,000	8,047,119
United Kingdom Treasury, 5%, 2018	GBP	1,204,000	2,336,228
United Kingdom Treasury, 8%, 2021	GBP	3,066,000	7,386,105
United Kingdom Treasury, 4.25%, 2027	GBP	3,676,000	6,978,069
United Kingdom Treasury, 4.25%, 2036	GBP	3,930,000	7,410,776

			$223,794,643
Major Banks - 1.0%
ABN AMRO Bank N.V., FRN, 2.323%, 2014 (n)		$1,300,000	$1,282,849
Bank of America Corp., 7.625%, 2019		1,000,000	1,130,653
ING Bank N.V., 3.75%, 2017 (z)		1,400,000	1,392,804
PNC Financial Services Group, Inc., 5.125%, 2020		250,000	288,419

			$4,094,725
Metals & Mining - 0.8%
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)		$1,000,000	$952,556
Southern Copper Corp., 7.5%, 2035		1,021,000	1,200,344
Vale Overseas Ltd., 4.375%, 2022		1,100,000	1,139,886

			$3,292,786

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - 0.5%
Fannie Mae, 2.578%, 2018		$1,000,000	$1,034,158
Freddie Mac, 3.882%, 2017		766,027	846,438

			$1,880,596
Oil Services - 0.1%
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)		$425,086	$434,650

Other Banks & Diversified Financials - 0.5%
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		$1,136,000	$1,158,720
Citigroup, Inc., 6.125%, 2018		750,000	837,718

			$1,996,438
Real Estate - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2020		$250,000	$294,252

Telephone Services - 0.8%
Brasil Telecom S.A., 9.75%, 2016 (n)	BRL	3,133,000	$1,815,306
Brasil Telecom S.A., 5.75%, 2022 (z)		$1,178,000	1,207,450

			$3,022,756
Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018		$425,000	$578,442

U.S. Treasury Obligations - 17.0%
U.S. Treasury Bonds, 6.875%, 2025		$6,970,000	$10,590,044
U.S. Treasury Bonds, 5.25%, 2029		4,807,000	6,506,726
U.S. Treasury Bonds, 4.5%, 2039		8,872,000	11,364,482
U.S. Treasury Notes, 1.375%, 2012		5,000,000	5,002,345
U.S. Treasury Notes, 4.125%, 2015		9,492,000	10,588,772
U.S. Treasury Notes, 4.75%, 2017		8,456,000	10,151,825
U.S. Treasury Notes, 3.5%, 2020		11,991,000	13,728,760

			$67,932,954
Total Bonds			$366,596,452
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
USD Currency-March 2012 @ MXN 12.64		49,250,000	$13,273
USD Currency-March 2012 @ ZAR 7.54		30,061,000	51,288
Total Call Options Purchased			$64,561
Issuer	Shares/Par
Money Market Funds - 10.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		43,295,617	$43,295,617
Total Investments			$409,956,630

Other Assets, Less Liabilities - (2.6)%			(10,500,027)
Net Assets - 100.0%			$399,456,603

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,917,888, representing 5.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

3

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Brasil Telecom S.A., 5.75%, 2022	02/29/2012	$1,216,285	$1,207,450
Comision Federal de Electricidad, 5.75%, 2042	02/07/2012	757,148	771,925
ING Bank N.V., 3.75%, 2017	02/29/2012	1,392,804	1,392,804
Republic of Peru, 6.95%, 2031	01/25/2012	2,006,705	2,160,808
Sberbank of Russia, 6.125%, 2022	01/31/2012	200,000	203,700
Total Restricted Securities			$5,736,687
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivatives Contracts at 2/29/12

Forward Foreign Currency Exchange Contracts at 2/29/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	111,000	4/12/12	$117,232	$118,474	$1,242
BUY	AUD	Goldman Sachs International	80,000	4/12/12	85,142	85,388	246
BUY	AUD	JPMorgan Chase Bank N.A.	67,000	4/12/12	71,455	71,512	57
BUY	AUD	Westpac Banking Corp.	94,000	4/12/12	96,859	100,331	3,472
BUY	BRL	Barclays Bank PLC	330,000	3/02/12	185,550	192,168	6,618
BUY	BRL	JPMorgan Chase Bank N.A.	10,257,000	4/03/12	5,802,455	5,926,796	124,341

4

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	BRL	Barclays Bank PLC	330,000	3/02/12	$193,776	$192,168	$1,608
BUY	CAD	Barclays Bank PLC	68,000	4/12/12	66,985	68,661	1,676
BUY	CAD	Citibank N.A.	132,000	4/12/12	132,274	133,284	1,010
BUY	CAD	Goldman Sachs International	310,000	4/12/12	309,265	313,014	3,749
BUY	CAD	JPMorgan Chase Bank N.A.	105,000	4/12/12	102,722	106,021	3,299
BUY	CNY	Credit Suisse Group	1,489,000	5/16/12	233,715	236,285	2,570
BUY	COP	JPMorgan Chase Bank N.A.	3,533,835,000	3/14/12	1,972,557	1,997,553	24,996
BUY	CZK	Credit Suisse Group	72,723,000	3/13/12	3,869,634	3,891,082	21,448
BUY	DKK	Barclays Bank PLC	327,000	4/12/12	58,265	58,613	348
BUY	DKK	Merrill Lynch International Bank	722,624	4/12/12	124,042	129,527	5,485
BUY	DKK	Royal Bank of Scotland Group PLC	537,000	4/12/12	91,674	96,255	4,581
BUY	EUR	Barclays Bank PLC	5,938,000	4/12/12	7,665,272	7,912,561	247,289
BUY	EUR	Citibank N.A.	1,973,038	4/12/12	2,546,215	2,629,131	82,916
BUY	EUR	Deutsche Bank AG	578,000	4/12/12	758,372	770,202	11,830
BUY	EUR	Merrill Lynch International Bank	1,720,000	4/12/12	2,248,056	2,291,951	43,895
BUY	EUR	UBS AG	867,000	4/12/12	1,141,839	1,155,303	13,464
SELL	EUR	Barclays Bank PLC	3,045,768	4/12/12	4,093,595	4,058,577	35,018
SELL	EUR	Citibank N.A.	5,870,000	4/12/12	7,825,127	7,821,949	3,178
BUY	GBP	Barclays Bank PLC	1,973,178	4/12/12	3,073,163	3,138,198	65,035
BUY	GBP	Citibank N.A.	133,000	4/12/12	203,555	211,527	7,972
BUY	GBP	Deutsche Bank AG	1,037,178	4/12/12	1,601,579	1,649,557	47,978
BUY	GBP	Goldman Sachs International	274,000	4/12/12	425,702	435,777	10,075
BUY	GBP	JPMorgan Chase Bank N.A.	294,000	4/12/12	459,105	467,586	8,481
SELL	GBP	JPMorgan Chase Bank N.A.	95,000	4/12/12	151,529	151,091	438
BUY	HUF	Deutsche Bank AG	907,618,000	4/10/12	4,017,749	4,168,548	150,799
BUY	HUF	UBS AG	366,980,000	4/10/12	1,670,129	1,685,482	15,353
BUY	IDR	JPMorgan Chase Bank N.A.	97,459,069,000	3/06/12-4/11/12	10,594,261	10,785,521	191,260
SELL	JPY	Citibank N.A.	137,901,899	4/12/12	1,785,517	1,697,023	88,494
SELL	JPY	Credit Suisse Group	12,051,000	4/12/12	155,546	148,300	7,246
SELL	JPY	JPMorgan Chase Bank N.A.	12,374,000	4/12/12	153,643	152,275	1,368
SELL	JPY	Merrill Lynch International Bank	2,423,000	4/12/12	31,025	29,817	1,208
SELL	JPY	UBS AG	8,808,000	4/12/12	115,412	108,391	7,021
BUY	MXN	Citibank N.A.	2,965,000	4/12/12	223,216	230,110	6,894
BUY	MXN	Goldman Sachs International	2,514,000	4/12/12	182,314	195,108	12,794
BUY	MXN	UBS AG	22,135,000	4/30/12	1,700,416	1,715,340	14,924
SELL	MXN	HSBC Bank	103,083,496	3/23/12	8,042,089	8,013,367	28,722
BUY	MYR	Barclays Bank PLC	13,160,357	4/20/12	4,321,840	4,377,823	55,983
BUY	NOK	Merrill Lynch International Bank	286,000	4/12/12	48,383	51,077	2,694
BUY	PLN	Barclays Bank PLC	6,869,000	4/30/12	2,116,196	2,203,337	87,141
BUY	PLN	Citibank N.A.	13,509,000	3/26/12-4/30/12	4,098,525	4,347,545	249,020
BUY	PLN	JPMorgan Chase Bank N.A.	6,568,960	3/14/12	2,044,896	2,117,402	72,506
BUY	PLN	UBS AG	13,352,960	3/14/12-4/30/12	4,127,701	4,292,930	165,229
BUY	RUB	Barclays Bank PLC	223,211,083	3/05/12-4/24/12	7,493,809	7,629,441	135,632
BUY	RUB	Deutsche Bank AG	38,327,093	4/24/12	1,285,497	1,303,061	17,564
BUY	RUB	Goldman Sachs International	13,960,000	3/05/12	438,095	477,781	39,686
BUY	RUB	JPMorgan Chase Bank N.A.	93,392,824	3/26/12	3,141,366	3,187,459	46,093
SELL	RUB	Barclays Bank PLC	22,323,638	3/05/12	764,508	764,026	482
SELL	RUB	Goldman Sachs International	13,960,000	3/05/12	478,410	477,781	629
BUY	SEK	Barclays Bank PLC	712,000	4/12/12	105,191	107,426	2,235
BUY	SEK	Citibank N.A.	337,000	4/12/12	50,516	50,846	330
BUY	SGD	Barclays Bank PLC	139,000	4/12/12	110,674	111,145	471
BUY	SGD	Deutsche Bank AG	8,384,000	4/12/12	6,459,467	6,703,890	244,423
BUY	SGD	Morgan Stanley Capital Services, Inc.	190,000	4/12/12	149,461	151,925	2,464
BUY	THB	JPMorgan Chase Bank N.A.	54,562,000	4/30/12	1,742,638	1,786,662	44,024
BUY	TRY	Barclays Bank PLC	3,772,000	3/23/12-4/12/12	2,034,348	2,145,836	111,488
BUY	TRY	JPMorgan Chase Bank N.A.	14,690,033	4/12/12	7,702,073	8,325,164	623,091

5

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	ZAR	Barclays Bank PLC	2,774,000	3/23/12	$358,611	$368,118	$9,507
BUY	ZAR	Citibank N.A.	60,630,000	3/23/12-4/12/12	7,829,541	8,027,940	198,399
BUY	ZAR	Deutsche Bank AG	33,239,505	3/23/12-4/12/12	4,036,638	4,399,371	362,733
BUY	ZAR	Goldman Sachs International	26,655,000	4/12/12	3,423,327	3,526,804	103,477
BUY	ZAR	HSBC Bank	4,994,000	3/23/12	645,578	662,718	17,140
BUY	ZAR	JPMorgan Chase Bank N.A.	29,935,830	3/23/12	3,847,933	3,972,568	124,635

							$4,027,474

Liability Derivatives
BUY	AUD	Deutsche Bank AG	61,000	4/12/12	$65,352	$65,108	$(244)
SELL	AUD	JPMorgan Chase Bank N.A.	123,000	4/12/12	130,826	131,284	(458)
SELL	AUD	Westpac Banking Corp.	3,287,903	4/12/12	3,335,815	3,509,331	(173,516)
BUY	BRL	Barclays Bank PLC	10,279,000	4/02/12-4/03/12	5,956,201	5,939,553	(16,648)
SELL	CAD	Citibank N.A.	275,000	4/12/12	276,360	277,674	(1,314)
SELL	CAD	Goldman Sachs International	5,652,893	4/12/12	5,498,655	5,707,862	(209,207)
BUY	CNY	Citibank N.A.	1,650,000	5/16/12	262,196	261,833	(363)
BUY	CNY	Deutsche Bank AG	31,053,000	5/16/12	4,935,363	4,927,699	(7,664)
SELL	CNY	Citibank N.A.	427,000	5/16/12	66,853	67,759	(906)
BUY	CZK	JPMorgan Chase Bank N.A.	1,560,000	4/12/12	83,641	83,455	(186)
BUY	DKK	JPMorgan Chase Bank N.A.	222,000	4/12/12	40,124	39,792	(332)
BUY	DKK	Morgan Stanley Capital Services, Inc.	353,000	4/12/12	63,698	63,274	(424)
SELL	EUR	Barclays Bank PLC	15,420,293	4/12/12	19,695,746	20,547,998	(852,252)
SELL	EUR	Citibank N.A.	9,706,535	4/12/12	12,749,985	12,934,245	(184,260)
SELL	EUR	Credit Suisse Group	11,269,162	4/12/12	14,444,965	15,016,492	(571,527)
SELL	EUR	Deutsche Bank AG	5,871,539	4/12/12	7,542,510	7,823,999	(281,489)
SELL	EUR	Goldman Sachs International	2,638,000	4/12/12	3,463,958	3,515,213	(51,255)
SELL	EUR	JPMorgan Chase Bank N.A.	3,096,591	4/12/12	3,971,492	4,126,299	(154,807)
SELL	EUR	Merrill Lynch International Bank	7,234,000	4/12/12	9,623,976	9,639,519	(15,543)
BUY	GBP	Goldman Sachs International	30,000	4/12/12	47,747	47,713	(34)
SELL	GBP	Barclays Bank PLC	821,143	4/12/12	1,285,060	1,305,970	(20,910)
SELL	GBP	Citibank N.A.	1,065,754	4/12/12	1,643,201	1,695,005	(51,804)
SELL	GBP	JPMorgan Chase Bank N.A.	9,000	4/12/12	14,108	14,314	(206)
SELL	GBP	UBS AG	58,000	4/12/12	91,914	92,245	(331)
SELL	IDR	JPMorgan Chase Bank N.A.	61,976,966,000	3/06/12	6,817,069	6,868,225	(51,156)
BUY	JPY	Barclays Bank PLC	501,753,000	4/12/12	6,377,401	6,174,581	(202,820)
BUY	JPY	Citibank N.A.	35,713,000	4/12/12	469,551	439,485	(30,066)
BUY	JPY	Credit Suisse Group	4,508,278,519	4/12/12	58,553,469	55,478,957	(3,074,512)
BUY	JPY	Goldman Sachs International	52,309,000	4/12/12	666,949	643,715	(23,234)
BUY	JPY	JPMorgan Chase Bank N.A.	100,423,000	4/12/12	1,278,560	1,235,807	(42,753)
BUY	JPY	Merrill Lynch International Bank	37,463,000	4/12/12	491,550	461,020	(30,530)
BUY	JPY	Morgan Stanley Capital Services, Inc.	87,081,000	4/12/12	1,133,394	1,071,620	(61,774)
BUY	JPY	UBS AG	94,762,000	4/12/12	1,231,462	1,166,143	(65,319)
BUY	MXN	Citibank N.A.	33,406,000	4/12/12	2,596,274	2,592,593	(3,681)
BUY	MXN	Deutsche Bank AG	30,165,736	4/16/12-5/14/12	2,348,847	2,336,170	(12,677)
BUY	MXN	Goldman Sachs International	49,423,000	5/14/12	3,851,243	3,825,432	(25,811)
BUY	MXN	JPMorgan Chase Bank N.A.	23,075,304	5/14/12	1,796,932	1,786,071	(10,861)
BUY	MXN	UBS AG	32,366,432	3/23/12-4/16/12	2,516,726	2,514,971	(1,755)
SELL	MXN	Credit Suisse Group	2,049,000	3/23/12	158,281	159,282	(1,001)
SELL	MXN	Deutsche Bank AG	7,251,000	3/23/12	559,031	563,669	(4,638)
SELL	MXN	HSBC Bank	4,255,000	3/23/12	328,457	330,770	(2,313)
SELL	MXN	JPMorgan Chase Bank N.A.	16,798,000	3/23/12	1,296,294	1,305,820	(9,526)
SELL	MXN	UBS AG	7,250,000	3/23/12	559,545	563,591	(4,046)
BUY	MYR	Barclays Bank PLC	12,068,000	4/20/12	4,026,693	4,014,448	(12,245)
SELL	NOK	Citibank N.A.	331,000	4/12/12	55,116	59,114	(3,998)

6

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	NOK	Credit Suisse Group	11,133,503	4/12/12	$1,846,413	$1,988,356	$(141,943)
BUY	PLN	Citibank N.A.	15,089,000	4/30/12	4,881,691	4,840,028	(41,663)
SELL	PLN	JPMorgan Chase Bank N.A.	6,243,000	3/14/12	1,969,809	2,012,334	(42,525)
BUY	RUB	Barclays Bank PLC	22,323,638	6/01/12	755,606	755,015	(591)
BUY	RUB	Goldman Sachs International	127,754,000	6/01/12	4,326,365	4,320,807	(5,558)
SELL	RUB	Barclays Bank PLC	156,951,362	3/05/12	4,827,490	5,371,657	(544,167)
BUY	SEK	UBS AG	342,000	4/12/12	51,933	51,601	(332)
SELL	SEK	Goldman Sachs International	16,393,123	4/12/12	2,358,417	2,473,374	(114,957)
SELL	SEK	Merrill Lynch International Bank	16,393,123	4/12/12	2,357,802	2,473,374	(115,572)
BUY	THB	JPMorgan Chase Bank N.A.	5,529,000	4/30/12	181,755	181,050	(705)
SELL	TRY	Barclays Bank PLC	3,444,461	3/23/12	1,855,252	1,960,248	(104,996)
SELL	ZAR	Deutsche Bank AG	26,658,306	3/23/12	3,380,590	3,537,631	(157,041)
SELL	ZAR	JPMorgan Chase Bank N.A.	34,772,857	3/23/12	4,393,771	4,614,456	(220,685)

							$(7,761,131)

At February 29, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 29, 2012, the fund did not have more than 25% of its assets invested in any one industry. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

(2)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

8

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$67,932,954	$—	$67,932,954
Non-U.S. Sovereign Debt	—	271,451,070	—	271,451,070
Corporate Bonds	—	6,899,603	—	6,899,603
Residential Mortgage-Backed Securities	—	1,880,596	—	1,880,596
Commercial Mortgage-Backed Securities	—	3,093,553	—	3,093,553
Foreign Bonds	—	15,338,676	—	15,338,676
Purchased Currency Options	—	64,561	—	64,561
Mutual Funds	43,295,617	—	—	43,295,617
Total Investments	$43,295,617	$366,661,013	$—	$409,956,630

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,733,657)	$—	$(3,733,657)

For further information regarding security characteristics, see the Portfolio of Investments.

(3)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$396,510,997
Gross unrealized appreciation	$14,630,237
Gross unrealized depreciation	(1,184,604)
Net unrealized appreciation (depreciation)	$13,445,633

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,451,684	184,050,690	(158,206,757)	43,295,617

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,436	$43,295,617

(5)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2012, are as follows:

United States	27.3%
Japan	14.7%
Germany	12.0%
Italy	6.8%
United Kingdom	6.1%
Mexico	5.6%
Brazil	3.3%
France	3.2%
Netherlands	3.2%
Other Countries	17.8%

9

MFS® Growth Allocation Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	2,902,237	$28,412,909
MFS Commodity Strategy Fund - Class I (v)	11,532,656	115,211,235
MFS Emerging Markets Debt Fund - Class I	5,727,699	87,404,682
MFS Emerging Markets Equity Fund - Class I	894,882	29,960,641
MFS Global Bond Fund - Class I	10,792,941	113,541,744
MFS Global Real Estate Fund - Class I (v)	6,452,397	87,171,888
MFS Growth Fund - Class I (a)	6,709,570	322,461,931
MFS High Income Fund - Class I	41,491,692	144,806,006
MFS Inflation-Adjusted Bond Fund - Class I	12,676,537	142,484,281
MFS International Growth Fund - Class I	5,610,067	147,376,450
MFS International New Discovery Fund - Class I	2,625,809	59,422,051
MFS International Value Fund - Class I	5,500,738	144,504,379
MFS Mid Cap Growth Fund - Class I (a)	26,641,708	262,420,825
MFS Mid Cap Value Fund - Class I	18,427,450	261,116,965
MFS New Discovery Fund - Class I	2,798,871	59,392,032
MFS New Discovery Value Fund - Class I	5,764,189	59,255,863
MFS Research Bond Fund - Class I	7,923,723	85,893,158
MFS Research Fund - Class I	8,498,371	233,280,278
MFS Research International Fund - Class I	13,446,095	203,842,798
MFS Value Fund - Class I	13,096,307	319,942,792
Total Underlying Affiliated Funds, at Value		$2,907,902,908

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	31	$31
Total Investments, at Value		$2,907,902,939

Other Assets, Less Liabilities - 0.0%		902,669
Net Assets - 100.0%		$2,908,805,608

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

2

Supplemental Information (unaudited) – continued

cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,907,902,939	$—	$—	$2,907,902,939

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,377,206,628
Gross unrealized appreciation	$532,011,788
Gross unrealized depreciation	(1,315,477)
Net unrealized appreciation (depreciation)	$530,696,311

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,337,958	1,823,849		(259,570)	2,902,237
MFS Commodity Strategy Fund	8,256,673	3,636,641		(360,658)	11,532,656
MFS Core Growth Fund	16,041,214	216,109		(16,257,323)	—
MFS Diversified Target Return Fund	1,564,423	—		(1,564,423)	—
MFS Emerging Markets Debt Fund	5,766,743	488,913		(527,957)	5,727,699
MFS Emerging Markets Equity Fund	795,748	133,505		(34,371)	894,882
MFS Global Bond Fund	10,497,818	1,746,121		(1,450,998)	10,792,941
MFS Global Real Estate Fund	5,791,781	800,447		(139,831)	6,452,397
MFS Growth Fund	—	6,904,483	(i)	(194,913)	6,709,570
MFS High Income Fund	39,768,977	4,360,705		(2,637,990)	41,491,692
MFS Inflation-Adjusted Bond Fund	13,214,032	1,610,498		(2,147,993)	12,676,537
MFS Institutional Money Market Portfolio	13	47,982,597		(47,982,579)	31
MFS International Growth Fund	5,101,725	623,914		(115,572)	5,610,067
MFS International New Discovery Fund	2,374,197	291,330		(39,718)	2,625,809
MFS International Value Fund	5,168,529	443,776		(111,567)	5,500,738
MFS Mid Cap Growth Fund	25,270,251	1,653,814		(282,357)	26,641,708
MFS Mid Cap Value Fund	17,424,650	1,413,505		(410,705)	18,427,450
MFS New Discovery Fund	4,005,798	799,262		(2,006,189)	2,798,871
MFS New Discovery Value Fund	—	6,257,467		(493,278)	5,764,189
MFS Research Bond Fund	7,941,631	1,009,373		(1,027,281)	7,923,723
MFS Research Fund	8,344,145	301,527		(147,301)	8,498,371
MFS Research International Fund	11,808,814	1,862,455		(225,174)	13,446,095
MFS Value Fund	12,630,713	774,976		(309,382)	13,096,307

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(62,835)	$826	$380,894	$28,412,909
MFS Commodity Strategy Fund	(4,133)	16,206,393	977,320	115,211,235
MFS Core Growth Fund	36,863	—	—	—
MFS Diversified Target Return Fund	3,729,536	—	—	—
MFS Emerging Markets Debt Fund	(173,297)	262,454	3,435,150	87,404,682
MFS Emerging Markets Equity Fund	(123,144)	—	200,310	29,960,641
MFS Global Bond Fund	666,502	1,049,067	4,912,533	113,541,744
MFS Global Real Estate Fund	(204,233)	1,634,772	1,622,271	87,171,888
MFS Growth Fund	(450,848)	—	—	322,461,931
MFS High Income Fund	(1,238,875)	—	7,372,649	144,806,006
MFS Inflation-Adjusted Bond Fund	1,462,104	283,043	5,169,552	142,484,281
MFS Institutional Money Market Portfolio	—	—	157	31
MFS International Growth Fund	(199,311)	—	1,457,671	147,376,450
MFS International New Discovery Fund	(51,499)	—	750,816	59,422,051
MFS International Value Fund	(40,508)	—	2,153,987	144,504,379
MFS Mid Cap Growth Fund	(132,423)	—	—	262,420,825
MFS Mid Cap Value Fund	(323,407)	—	1,933,640	261,116,965
MFS New Discovery Fund	31,869,645	9,376,125	—	59,392,032
MFS New Discovery Value Fund	(352,248)	84,369	220,428	59,255,863
MFS Research Bond Fund	96,095	—	2,373,856	85,893,158
MFS Research Fund	(165,458)	—	2,277,551	233,280,278
MFS Research International Fund	(300,719)	—	3,791,481	203,842,798
MFS Value Fund	(561,128)	—	4,651,777	319,942,792
	$33,476,679	$28,897,049	$43,682,043	$2,907,902,939

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® International

Diversification Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Emerging Markets Equity Fund - Class I	8,039,293	$269,155,543
MFS International Growth Fund - Class I	25,234,745	662,916,758
MFS International New Discovery Fund - Class I	11,815,139	267,376,597
MFS International Value Fund - Class I	24,851,452	652,847,636
MFS Research International Fund - Class I	52,048,167	789,050,212
Total Underlying Affiliated Funds		$2,641,346,746

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	60	$60
Total Investments		$2,641,346,806

Other Assets, Less Liabilities - 0.1%		2,424,915
Net Assets - 100.0%		$2,643,771,721

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

2

Supplemental Information (unaudited) – continued

cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,641,346,806	$—	$—	$2,641,346,806

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,665,063,412
Gross unrealized appreciation	$34,811,923
Gross unrealized depreciation	(58,528,529)
Net unrealized appreciation (depreciation)	$(23,716,606)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	7,894,635	670,666	(526,008)	8,039,293
MFS Institutional Money Market Portfolio	155	138,297,482	(138,297,577)	60
MFS International Growth Fund	25,408,940	1,350,100	(1,524,295)	25,234,745
MFS International New Discovery Fund	11,840,649	655,869	(681,379)	11,815,139
MFS International Value Fund	25,841,061	2,195,232	(3,184,841)	24,851,452
MFS Research International Fund	50,376,106	3,493,180	(1,821,119)	52,048,167

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(1,717,525)	$—	$1,833,133	$269,155,543
MFS Institutional Money Market Portfolio	—	—	634	60
MFS International Growth Fund	(4,528,139)	—	6,689,374	662,916,758
MFS International New Discovery Fund	(3,877,570)	—	3,462,162	267,376,597
MFS International Value Fund	(18,431,720)	—	9,971,928	652,847,636
MFS Research International Fund	(8,298,546)	—	14,997,141	789,050,212
	$(36,853,500)	$—	$36,954,372	$2,641,346,806

3

MFS® International Growth Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.0%
Airlines - 1.0%
Copa Holdings S.A., “A”	275,430	$19,712,525

Alcoholic Beverages - 5.7%
Carlsberg A.S., “B”	221,126	$17,407,471
Diageo PLC	1,498,455	35,841,818
Heineken N.V.	565,983	29,883,352
Pernod Ricard S.A.	301,630	31,208,563

		$114,341,204
Apparel Manufacturers - 5.7%
Cia.Hering S.A.	112,500	$3,025,986
Compagnie Financiere Richemont S.A.	314,546	19,313,618
Li & Fung Ltd.	11,314,400	25,739,167
LVMH Moet Hennessy Louis Vuitton S.A.	341,586	57,478,479
Swatch Group Ltd.	22,688	10,286,965

		$115,844,215
Automotive - 3.1%
Bayerische Motoren Werke AG	305,740	$28,281,425
Guangzhou Automobile Group Co. Ltd., “H”	6,590,000	7,774,232
Honda Motor Co. Ltd.	674,200	25,730,341

		$61,785,998
Broadcasting - 1.3%
Publicis Groupe S.A.	475,060	$25,990,950

Brokerage & Asset Managers - 1.3%
Aberdeen Asset Management PLC	3,099,280	$11,868,062
BM&F Bovespa S.A.	2,067,200	13,831,491

		$25,699,553
Business Services - 7.2%
Accenture PLC, “A”	303,330	$18,060,268
Amadeus IT Holding S.A.	730,211	13,911,894
Brenntag AG	178,273	20,782,390
Capita Group PLC	948,807	11,577,536
Compass Group PLC	3,183,450	31,906,670
Experian Group Ltd.	908,303	13,662,657
Intertek Group PLC	344,118	12,673,638
LPS Brasil - Consultoria de Imoveis S.A.	502,200	10,203,382
Michael Page International PLC	1,786,676	12,893,230

		$145,671,665
Computer Software - 3.5%
Check Point Software Technologies Ltd. (a)	289,890	$16,860,002
Dassault Systems S.A.	285,807	23,730,242
OBIC Co. Ltd.	43,140	8,216,898
SAP AG	334,031	22,540,735

		$71,347,877
Computer Software - Systems - 0.8%
NICE Systems Ltd., ADR (a)	457,470	$15,640,899

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.4%
Bellway PLC	649,019	$8,425,399

Consumer Products - 3.2%
Reckitt Benckiser Group PLC	541,870	$29,999,723
Uni-Charm Corp.	656,000	33,933,817

		$63,933,540
Electrical Equipment - 2.6%
Legrand S.A.	724,294	$26,295,610
Schneider Electric S.A.	383,355	26,053,034

		$52,348,644
Electronics - 5.6%
ASML Holding N.V.	672,810	$30,646,496
Infineon Technologies AG	1,208,182	12,218,931
Samsung Electronics Co. Ltd.	22,195	23,828,278
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,197,545	46,428,353

		$113,122,058
Energy - Independent - 1.0%
INPEX Corp.	2,794	$19,727,163

Energy - Integrated - 3.7%
BG Group PLC	1,032,408	$24,924,299
China Petroleum & Chemical Corp.	16,290,000	18,519,772
OAO Gazprom, ADR	1,445,960	19,158,970
Suncor Energy, Inc.	364,790	13,132,366

		$75,735,407
Engineering - Construction - 1.2%
JGC Corp.	826,400	$23,920,768

Food & Beverages - 4.3%
Groupe Danone	774,704	$52,411,954
Nestle S.A.	576,677	35,249,517

		$87,661,471
Food & Drug Stores - 2.2%
CP All PLC	3,749,100	$8,206,769
Dairy Farm International Holdings Ltd.	1,588,800	16,301,088
Lawson, Inc.	325,000	19,110,592

		$43,618,449
Gaming & Lodging - 0.4%
Sands China Ltd.	1,936,400	$7,181,106

General Merchandise - 0.7%
Lojas Renner S.A.	347,000	$13,211,157

Insurance - 0.9%
AIA Group Ltd.	4,685,400	$17,760,084

Internet - 0.7%
Yahoo Japan Corp.	46,057	$14,522,020

Machinery & Tools - 1.9%
KONE Oyj “B”	315,899	$18,766,686

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Schindler Holding AG	153,584	$18,928,502

		$37,695,188
Major Banks - 4.2%
Credit Suisse Group AG	746,374	$20,055,656
HSBC Holdings PLC	2,525,106	22,307,463
Julius Baer Group Ltd.	420,485	16,476,394
Standard Chartered PLC	1,018,730	26,214,784

		$85,054,297
Medical & Health Technology & Services - 1.9%
Diagnosticos da America S.A.	1,033,700	$9,631,213
Fleury S.A.	745,800	10,635,983
Fresenius Medical Care AG & Co. KGaA	256,989	18,002,672

		$38,269,868
Medical Equipment - 2.3%
Essilor International S.A.	250,789	$19,967,373
Sonova Holding AG	241,236	26,931,398

		$46,898,771
Metals & Mining - 2.6%
Iluka Resources Ltd.	628,947	$11,133,770
Rio Tinto Ltd.	582,767	41,594,317

		$52,728,087
Network & Telecom - 0.7%
Ericsson, Inc., “B”	1,492,017	$14,983,758

Oil Services - 1.3%
Saipem S.p.A.	302,740	$15,314,833
Technip	100,560	10,976,657

		$26,291,490
Other Banks & Diversified Financials - 6.2%
Banco Santander Brasil S.A., ADR	1,158,070	$12,368,188
Banco Santander Chile, ADR	157,580	12,765,556
Bank Rakyat Indonesia	13,767,500	10,507,941
China Construction Bank	15,778,650	13,137,902
Credicorp Ltd.	199,450	24,510,411
HDFC Bank Ltd.	1,436,682	15,053,980
Itau Unibanco Holding S.A., ADR	1,149,680	24,200,764
Siam Commercial Bank Co. Ltd.	3,175,400	13,639,584

		$126,184,326
Pharmaceuticals - 4.7%
Bayer AG	263,536	$19,486,542
Novo Nordisk A/S, “B”	153,530	21,528,425
Roche Holding AG	134,944	23,492,517
Santen Pharmaceutical Co. Ltd.	397,600	15,724,985
Teva Pharmaceutical Industries Ltd., ADR	305,590	13,693,488

		$93,925,957
Precious Metals & Minerals - 1.4%
Goldcorp, Inc.	286,220	$13,876,369
Newcrest Mining Ltd.	427,427	15,145,084

		$29,021,453

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 2.1%
Canadian National Railway Co.	388,070	$29,877,509
Kuehne & Nagel, Inc. AG	90,460	11,908,684

		$41,786,193
Real Estate - 0.6%
Brasil Brokers Participacoes	2,826,100	$12,309,930

Specialty Chemicals - 6.1%
Akzo Nobel N.V.	347,798	$19,728,024
L’Air Liquide S.A.	154,785	20,112,634
Linde AG	270,333	44,948,531
Shin-Etsu Chemical Co. Ltd.	367,700	19,730,403
Symrise AG	648,733	18,936,958

		$123,456,550
Specialty Stores - 1.5%
Industria de Diseno Textil S.A.	322,813	$29,809,094

Telecommunications - Wireless - 1.8%
MTN Group Ltd.	587,446	$10,580,667
TIM Participacoes S.A., ADR	880,260	26,451,813

		$37,032,480
Telephone Services - 1.0%
China Unicom (Hong Kong) Ltd.	11,816,000	$21,097,095

Tobacco - 1.2%
Japan Tobacco, Inc.	4,490	$23,861,238
Total Common Stocks		$1,977,607,927

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	38,175,255	$38,175,255
Total Investments		$2,015,783,182

Other Assets, Less Liabilities - 0.1%		2,263,037
Net Assets - 100.0%		$2,018,046,219

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

5

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$294,225,495	$—	$—	$294,225,495
United Kingdom	242,295,279	—	—	242,295,279
Japan	116,551,399	87,926,825	—	204,478,224
Germany	185,198,184	—	—	185,198,184
Switzerland	182,643,251	—	—	182,643,251
Brazil	135,869,908	—	—	135,869,908
Netherlands	80,257,872	—	—	80,257,872
Australia	—	67,873,171	—	67,873,171
Hong Kong	34,061,172	32,920,273	—	66,981,445
Other Countries	393,793,777	123,991,321	—	517,785,098
Mutual Funds	38,175,255	—	—	38,175,255
Total Investments	$1,703,071,592	$312,711,590	$—	$2,015,783,182

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $15,053,980 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $792,588,889 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,747,496,805
Gross unrealized appreciation	$297,151,456
Gross unrealized depreciation	(28,865,079)
Net unrealized appreciation (depreciation)	$268,286,377

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,492,319	298,672,188	(300,989,252)	38,175,255

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,268	$38,175,255

6

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2012, are as follows:

France	14.6%
United Kingdom	12.1%
Japan	10.2%
Germany	9.2%
Switzerland	9.1%
Brazil	6.8%
Netherlands	4.0%
Australia	3.4%
Hong Kong	3.3%
Other Countries	27.3%

7

MFS® International Value Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 94.9%
Aerospace - 1.1%
Cobham PLC	16,376,005	$48,822,554

Alcoholic Beverages - 3.1%
Heineken N.V.	2,584,190	$136,442,720

Automotive - 0.8%
USS Co. Ltd.	362,810	$35,526,727

Broadcasting - 1.7%
Fuji Television Network, Inc.	25,274	$38,512,614
Nippon Television Network Corp.	255,980	37,950,579

		$76,463,193
Brokerage & Asset Managers - 1.6%
Computershare Ltd.	2,975,644	$24,638,475
Daiwa Securities Group, Inc.	11,242,000	46,731,713

		$71,370,188
Business Services - 5.9%
Amadeus IT Holding S.A.	2,887,567	$55,013,587
Brenntag AG	246,787	28,769,492
Bunzl PLC	3,785,176	57,930,069
Compass Group PLC	7,083,276	70,993,340
Nomura Research, Inc.	2,124,600	50,520,996

		$263,227,484
Chemicals - 1.1%
Givaudan S.A.	52,079	$49,189,240

Computer Software - 0.8%
OBIC Co. Ltd.	179,320	$34,155,172

Computer Software - Systems - 2.1%
Asustek Computer, Inc.	2,020,220	$18,900,556
Konica Minolta Holdings, Inc.	4,011,400	33,926,571
Nintendo Co. Ltd.	136,100	19,914,934
Venture Corp. Ltd.	3,311,500	22,261,194

		$95,003,255
Construction - 0.7%
Geberit AG	157,100	$33,722,582

Consumer Products - 6.2%
Henkel KGaA, IPS	1,238,977	$80,636,128
Kao Corp.	4,126,100	105,525,426
KOSE Corp.	911,500	20,385,127
Reckitt Benckiser Group PLC	1,236,926	68,480,332

		$275,027,013
Containers - 0.4%
Brambles Ltd.	2,362,924	$18,295,961

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.7%
Legrand S.A.	1,361,121	$49,415,716
Spectris PLC	956,203	26,545,348

		$75,961,064
Electronics - 3.2%
ASM International N.V.	445,869	$16,716,033
Halma PLC	4,755,221	29,723,205
Samsung Electronics Co. Ltd.	45,295	48,628,154
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,372,472	48,968,293

		$144,035,685
Energy - Independent - 0.9%
Cairn Energy PLC	4,213,350	$23,071,790
INPEX Corp.	2,250	15,886,226

		$38,958,016
Energy - Integrated - 5.6%
BP PLC	15,467,858	$121,168,886
Royal Dutch Shell PLC, “A”	3,508,181	127,613,345

		$248,782,231
Food & Beverages - 5.9%
Barry Callebaut AG	6,956	$6,812,221
Groupe Danone	1,817,387	122,953,804
Nestle S.A.	2,206,471	134,871,058

		$264,637,083
Food & Drug Stores - 1.3%
Lawson, Inc.	953,800	$56,085,177

General Merchandise - 0.1%
Daiei, Inc. (a)	1,005,500	$3,574,726

Insurance - 6.4%
Amlin PLC	2,551,245	$14,262,538
Catlin Group Ltd.	2,609,198	17,280,502
Euler Hermes	180,487	13,619,809
Hiscox Ltd.	4,999,610	32,610,907
ING Groep N.V. (a)	5,877,611	52,137,054
Jardine Lloyd Thompson Group PLC	2,017,938	22,536,570
Muenchener Ruckvers AG	177,427	25,872,437
SNS REAAL Groep N.V. (a)	1,987,151	5,612,658
Swiss Re Ltd.	918,555	54,522,387
Zurich Financial Services Ltd.	193,366	48,688,819

		$287,143,681
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	322,700	$15,484,346

Machinery & Tools - 2.0%
Glory Ltd.	966,900	$20,401,653
Neopost S.A.	632,362	43,270,572
Schindler Holding AG	193,514	23,849,686

		$87,521,911
Major Banks - 4.4%
HSBC Holdings PLC	11,498,793	$101,583,419
Julius Baer Group Ltd.	494,507	19,376,891

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Sumitomo Mitsui Financial Group, Inc.	1,358,500	$46,144,252
UniCredit S.p.A. (a)	5,767,362	30,013,131

		$197,117,693
Medical & Health Technology & Services - 1.5%
Kobayashi Pharmaceutical Co. Ltd.	733,500	$35,461,373
Miraca Holdings, Inc.	376,300	14,373,373
Rhoen-Klinikum AG	791,075	15,482,508

		$65,317,254
Medical Equipment - 2.1%
Nihon Kohden Corp.	737,700	$18,912,127
Smith & Nephew PLC	3,361,622	33,050,669
Synthes, Inc. (n)	250,206	43,309,671

		$95,272,467
Network & Telecom - 1.8%
Ericsson, Inc., “B”	6,716,126	$67,447,493
Nokia Oyj	2,510,450	13,178,005

		$80,625,498
Other Banks & Diversified Financials - 2.7%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	2,198,000	13,917,751
DnB NOR A.S.A.	3,736,813	47,968,714
Hachijuni Bank Ltd.	2,268,000	13,323,524
Joyo Bank Ltd.	3,298,000	14,889,482
Jyske Bank A.S. (a)	188,224	6,752,642
Sapporo Hokuyo Holdings, Inc.	2,646,800	9,116,792
Sydbank A.S.	328,861	6,317,450
Unione di Banche Italiane ScpA	1,509,715	6,995,623

		$119,281,978
Pharmaceuticals - 9.3%
Bayer AG	1,020,587	$75,464,877
GlaxoSmithKline PLC	5,169,879	114,077,432
Hisamitsu Pharmaceutical Co., Inc.	374,100	16,889,494
Roche Holding AG	612,488	106,628,562
Sanofi	918,074	67,897,029
Santen Pharmaceutical Co. Ltd.	895,600	35,420,765

		$416,378,159
Printing & Publishing - 0.3%
United Business Media Ltd.	1,461,852	$13,558,600

Real Estate - 1.8%
Deutsche Wohnen AG	3,369,196	$44,766,583
GSW Immobilien AG (a)	1,121,548	35,264,012

		$80,030,595
Specialty Chemicals - 1.7%
Shin-Etsu Chemical Co. Ltd.	845,845	$45,387,170
Symrise AG	1,012,320	29,550,311

		$74,937,481
Specialty Stores - 0.7%
Esprit Holdings Ltd.	13,456,781	$30,188,493

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telecommunications - Wireless - 7.0%
KDDI Corp.		23,563	$149,569,541
NTT DoCoMo, Inc.		27,205	46,348,566
Vodafone Group PLC		42,914,282	115,619,197

			$311,537,304
Telephone Services - 2.5%
China Unicom (Hong Kong) Ltd.		8,992,000	$16,054,932
Royal KPN N.V.		3,608,251	39,107,149
TDC A.S.		4,643,486	36,804,062
Telecom Italia S.p.A.		21,673,511	20,516,119

			$112,482,262
Tobacco - 4.9%
British American Tobacco PLC		2,384,678	$120,528,529
Japan Tobacco, Inc.		18,677	99,255,308

			$219,783,837
Trucking - 1.3%
Yamato Holdings Co. Ltd.		3,765,400	$59,382,984
Total Common Stocks			$4,235,324,614
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.0%
JPY Currency-August 2012 @ $0.01	JPY	7,060,718,000	$995,561
JPY Currency-March 2012 @ $0.01	JPY	3,482,584,783	0
JPY Currency-January 2013 @ $0.01	JPY	4,893,031,000	1,575,556
Total Put Options Purchased			$2,571,117

Call Options Purchased - 0.0%
EUR Currency-March 2012 @ JPY 127	EUR	29,464,415	$0
Issuer	Shares/Par
Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		206,211,324	$206,211,324
Total Investments			$4,444,107,055

Other Assets, Less Liabilities - 0.5%			21,779,976
Net Assets - 100.0%			$4,465,887,031

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,309,671, representing 1.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

5

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,159,457,228	$—	$—	$1,159,457,228
Japan	724,889,419	428,085,073	—	1,152,974,492
Switzerland	520,971,117	—	—	520,971,117
Germany	335,806,348	—	—	335,806,348
France	297,156,930	—	—	297,156,930
Netherlands	250,015,614	—	—	250,015,614
Taiwan	48,968,293	18,900,556	—	67,868,849
Sweden	67,447,493	—	—	67,447,493
Italy	57,524,873	—	—	57,524,873
Other Countries	196,222,954	129,878,716	0	326,101,670
Purchased Currency Options	—	2,571,117	—	2,571,117
Mutual Funds	206,211,324	—	—	206,211,324
Total Investments	$3,864,671,593	$579,435,462	$0	$4,444,107,055

For further information regarding security characteristics, see the Portfolio of Investments. At February 29, 2012, the fund held one level 3 security valued at $0, which was also held and valued at $0 at May 31, 2011.

Of the level 2 investments presented above, equity investments amounting to $22,261,194 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,470,354,662 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,124,644,931
Gross unrealized appreciation	$475,288,494
Gross unrealized depreciation	(155,826,370)
Net unrealized appreciation (depreciation)	$319,462,124

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,515,907	947,885,783	(884,190,366)	206,211,324

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$101,787	$206,211,324

6

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2012, are as follows:

United Kingdom	26.0%
Japan	25.8%
Switzerland	11.7%
Germany	7.5%
France	6.7%
Netherlands	5.6%
United States	5.2%
Taiwan	1.5%
Sweden	1.5%
Other Countries	8.5%

7

MFS® Moderate Allocation Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class I	3,316,517	$32,468,706
MFS Commodity Strategy Fund - Class I (v)	9,788,748	97,789,596
MFS Emerging Markets Debt Fund - Class I	6,461,405	98,601,033
MFS Global Bond Fund - Class I	15,428,751	162,310,458
MFS Global Real Estate Fund - Class I (v)	4,834,579	65,315,163
MFS Government Securities Fund - Class I	30,835,600	325,007,226
MFS Growth Fund - Class I (a)	5,462,788	262,541,598
MFS High Income Fund - Class I	46,943,868	163,834,098
MFS Inflation-Adjusted Bond Fund - Class I	14,454,387	162,467,310
MFS International Growth Fund - Class I	3,783,951	99,404,382
MFS International New Discovery Fund - Class I	1,475,793	33,397,186
MFS International Value Fund - Class I	3,717,351	97,654,823
MFS Mid Cap Growth Fund - Class I (a)	23,217,871	228,696,034
MFS Mid Cap Value Fund - Class I	16,079,561	227,847,380
MFS New Discovery Fund - Class I	2,355,373	49,981,012
MFS New Discovery Value Fund - Class I	4,808,122	49,427,498
MFS Research Bond Fund - Class I	36,104,415	391,371,855
MFS Research Fund - Class I	9,508,616	261,011,514
MFS Research International Fund - Class I	12,970,038	196,625,781
MFS Value Fund - Class I	10,677,510	260,851,568
Total Underlying Affiliated Funds		$3,266,604,221

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	67	$67
Total Investments		$3,266,604,288

Other Assets, Less Liabilities - 0.1%		2,327,285
Net Assets - 100.0%		$3,268,931,573

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

2

Supplemental Information (unaudited) – continued

cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,266,604,288	$—	$—	$3,266,604,288

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,751,488,545
Gross unrealized appreciation	$518,652,466
Gross unrealized depreciation	(3,536,723)
Net unrealized appreciation (depreciation)	$515,115,743

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,215,936	2,214,781		(114,200)	3,316,517
MFS Commodity Strategy Fund	6,072,459	3,830,081		(113,792)	9,788,748
MFS Core Growth Fund	11,508,551	462,711		(11,971,262)	—
MFS Diversified Target Return Fund	1,692,708	—		(1,692,708)	—
MFS Emerging Markets Debt Fund	5,687,042	918,597		(144,234)	6,461,405
MFS Global Bond Fund	12,908,622	3,532,443		(1,012,314)	15,428,751
MFS Global Real Estate Fund	3,787,727	1,132,866		(86,014)	4,834,579
MFS Government Securities Fund	27,076,941	6,288,226		(2,529,567)	30,835,600
MFS Growth Fund	—	5,487,789	(i)	(25,001)	5,462,788
MFS High Income Fund	39,279,601	8,026,785		(362,518)	46,943,868
MFS Inflation-Adjusted Bond Fund	13,026,688	2,697,887		(1,270,188)	14,454,387
MFS Institutional Money Market Portfolio	33	141,337,269		(141,337,235)	67
MFS International Growth Fund	3,012,343	846,234		(74,626)	3,783,951
MFS International New Discovery Fund	1,168,210	331,882		(24,299)	1,475,793
MFS International Value Fund	3,047,080	695,569		(25,298)	3,717,351
MFS Mid Cap Growth Fund	19,360,553	4,181,353		(324,035)	23,217,871
MFS Mid Cap Value Fund	13,358,144	2,957,425		(236,008)	16,079,561
MFS New Discovery Fund	2,969,284	876,283		(1,490,194)	2,355,373
MFS New Discovery Value Fund	17,926	4,978,538		(188,342)	4,808,122
MFS Research Bond Fund	31,315,277	6,958,857		(2,169,719)	36,104,415
MFS Research Fund	8,230,783	1,373,343		(95,510)	9,508,616
MFS Research International Fund	9,957,501	3,217,375		(204,838)	12,970,038
MFS Value Fund	9,079,731	1,671,555		(73,776)	10,677,510

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(29,013)	$915	$407,600	$32,468,706
MFS Commodity Strategy Fund	(39,526)	13,683,905	825,202	97,789,596
MFS Core Growth Fund	20,432	—	—	—
MFS Diversified Target Return Fund	4,034,615	—	—	—
MFS Emerging Markets Debt Fund	(77,862)	285,770	3,624,670	98,601,033
MFS Global Bond Fund	177,517	1,459,113	6,700,776	162,310,458
MFS Global Real Estate Fund	(136,284)	1,201,418	1,192,230	65,315,163
MFS Government Securities Fund	284,144	—	6,541,110	325,007,226
MFS Growth Fund	(1,149)	—	—	262,541,598
MFS High Income Fund	(142,536)	—	7,772,344	163,834,098
MFS Inflation-Adjusted Bond Fund	635,639	310,812	5,575,592	162,467,310
MFS Institutional Money Market Portfolio	—	—	514	67
MFS International Growth Fund	(137,423)	—	966,262	99,404,382
MFS International New Discovery Fund	(40,079)	—	412,374	33,397,186
MFS International Value Fund	(3,201)	—	1,437,108	97,654,823
MFS Mid Cap Growth Fund	(90,147)	—	—	228,696,034
MFS Mid Cap Value Fund	(168,469)	—	1,628,383	227,847,380
MFS New Discovery Fund	22,152,556	7,635,947	—	49,981,012
MFS New Discovery Value Fund	(106,249)	68,363	178,614	49,427,498
MFS Research Bond Fund	11,326	—	10,049,158	391,371,855
MFS Research Fund	(74,898)	—	2,460,805	261,011,514
MFS Research International Fund	(274,149)	—	3,571,388	196,625,781
MFS Value Fund	(143,138)	—	3,517,000	260,851,568
	$25,852,106	$24,646,243	$56,861,130	$3,266,604,288

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® Absolute Return Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 86.5%
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.834%, 2013	$322,544	$308,029

Apparel Manufacturers - 0.4%
VF Corp., FRN, 1.243%, 2013	$450,000	$449,946

Asset-Backed & Securitized - 5.3%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$145,377	$145,452
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)	142,797	119,949
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	800,000	800,196
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.848%, 2015	312,000	313,172
FUEL Trust, 4.207%, 2016 (n)	200,000	205,172
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	800,000	800,155
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	450,000	460,721
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	150,000	151,030
John Deere Owner Trust, “A2”, 0.64%, 2014	119,187	119,253
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	796,314	796,515
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	420,000	420,561
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	860,000	859,902
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.898%, 2051	500,000	529,060

		$5,721,138
Automotive - 2.6%
American Honda Finance Corp., 1.85%, 2014 (n)	$620,000	$629,251
Daimler Finance North America LLC, FRN, 1.91%, 2013 (n)	240,000	241,078
Daimler Finance North America LLC, FRN, 1.742%, 2013 (n)	300,000	299,764
Harley-Davidson Financial Services, 3.875%, 2016 (n)	420,000	437,489
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	100,000	100,959
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	316,799
RCI Banque S.A., FRN, 2.45%, 2014 (n)	430,000	415,014
Toyota Motor Credit Corp., 1.25%, 2014	260,000	263,461
Toyota Motor Credit Corp., 3.2%, 2015	125,000	132,967

		$2,836,782
Banks & Diversified Financials (Covered Bonds) - 2.4%
Bank of Nova Scotia, 1.45%, 2013 (n)	$725,000	$734,258
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	125,000	126,721
Compagnie de Financement Foncier, 2.125%, 2013 (n)	500,000	500,419
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	500,000	505,313
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	409,478
Stadshypotek AB, FRN, 1.45%, 2013 (z)	250,000	251,894

		$2,528,083
Broadcasting - 0.8%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$407,750
WPP Finance, 8%, 2014	375,000	433,098

		$840,848
Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.5%, 2014	$125,000	$133,847
Franklin Resources, Inc., 2%, 2013	425,000	430,599

		$564,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 0.6%
Comcast Corp., 5.3%, 2014	$125,000	$135,076
DIRECTV Holdings LLC, 4.75%, 2014	425,000	463,088

		$598,164
Chemicals - 1.1%
Dow Chemical Co., 7.6%, 2014	$500,000	$568,256
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	100,000	109,473
PPG Industries, Inc., 5.75%, 2013	450,000	470,755

		$1,148,484
Computer Software - 0.4%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$448,303

Conglomerates - 1.0%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$600,000	$605,953
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	220,000	235,566
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	230,000	265,990

		$1,107,509
Consumer Products - 1.8%
Clorox Co., 5%, 2013	$625,000	$649,849
Mattel, Inc., 5.625%, 2013	400,000	420,008
Newell Rubbermaid, Inc., 5.5%, 2013	100,000	104,627
Procter & Gamble Co., 0.7%, 2014	450,000	451,721
Royal Philips Electronics N.V., 4.625%, 2013	305,000	317,642

		$1,943,847
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$443,186

Electronics - 1.4%
Applied Materials, Inc., 2.65%, 2016	$400,000	$416,030
Broadcom Corp., 1.5%, 2013	125,000	126,537
Texas Instruments, Inc., 1.375%, 2014	600,000	610,108
Tyco Electronics Group S.A., 1.6%, 2015	270,000	270,919
Tyco Electronics Ltd., 6%, 2012	125,000	128,826

		$1,552,420
Emerging Market Quasi-Sovereign - 0.8%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$425,000	$457,951
Petrobras International Finance Co., 3.875%, 2016	390,000	406,751

		$864,702
Emerging Market Sovereign - 0.3%
State of Qatar, 5.15%, 2014 (n)	$300,000	$322,890

Energy - Independent - 0.4%
Encana Holdings Finance Corp., 5.8%, 2014	$440,000	$477,416

Energy - Integrated - 3.0%
BG Energy Capital PLC, 2.875%, 2016 (n)	$280,000	$290,424
BP Capital Markets PLC, 3.125%, 2015	450,000	481,833
Cenovus Energy, Inc., 4.5%, 2014	425,000	460,281
Hess Corp., 7%, 2014	400,000	444,117
Husky Energy, Inc., 5.9%, 2014	400,000	436,699
Petro-Canada Financial Partnership, 5%, 2014	420,000	461,583
Total Capital International S.A., 1.5%, 2017	500,000	500,832
TOTAL S.A., 3%, 2015	125,000	133,143

		$3,208,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Entertainment - 0.6%
Viacom, Inc., 1.25%, 2015	$650,000	$650,948

Financial Institutions - 1.0%
General Electric Capital Corp., 1.875%, 2013	$175,000	$177,371
General Electric Capital Corp., 2.15%, 2015	200,000	205,183
General Electric Capital Corp., FRN, 1.433%, 2014	700,000	702,682

		$1,085,236
Food & Beverages - 4.2%
Anheuser-Busch InBev S.A., 3%, 2012	$125,000	$126,811
Anheuser-Busch InBev S.A., 3.625%, 2015	500,000	538,346
Cadbury Schweppes U.S. Finance, 5.125%, 2013	125,000	132,717
Cargill, Inc., 5.2%, 2013 (n)	300,000	311,664
Conagra Foods, Inc., 5.875%, 2014	325,000	356,352
Diageo Capital PLC, 7.375%, 2014	400,000	447,918
General Mills, Inc., 5.25%, 2013	125,000	133,064
General Mills, Inc., 5.2%, 2015	400,000	447,392
H.J. Heinz Co., 5.35%, 2013	425,000	452,015
Miller Brewing Co., 5.5%, 2013 (n)	125,000	132,486
PepsiCo, Inc., 2.5%, 2016	225,000	236,843
Pernod-Ricard S.A., 2.95%, 2017 (n)	410,000	418,104
SABMiller Holdings, Inc., 1.85%, 2015 (z)	220,000	223,573
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	500,000	502,664

		$4,459,949
Food & Drug Stores - 0.3%
CVS Caremark Corp., 3.25%, 2015	$350,000	$372,246

Gaming & Lodging - 0.3%
Marriott International, Inc., 5.625%, 2013	$100,000	$104,238
Wyndham Worldwide Corp., 2.95%, 2017	242,000	242,743

		$346,981
Insurance - 2.9%
Aflac, Inc., 3.45%, 2015	$400,000	$419,754
American International Group, Inc., 3.65%, 2014	400,000	407,274
Lincoln National Corp., 4.3%, 2015	125,000	132,359
MassMutual Global Funding, FRN, 0.947%, 2014 (n)	130,000	129,995
MetLife, Inc., FRN, 1.781%, 2013	550,000	554,904
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	130,000	135,674
New York Life Global Funding, 1.3%, 2015 (n)	740,000	745,809
Prudential Financial, Inc., 3.625%, 2012	125,000	126,879
Prudential Financial, Inc., 2.75%, 2013	400,000	406,392

		$3,059,040
Insurance - Health - 1.0%
UnitedHealth Group, Inc., 4.875%, 2013	$460,000	$478,263
UnitedHealth Group, Inc., 4.875%, 2013	125,000	130,632
WellPoint, Inc., 5%, 2014	400,000	436,215

		$1,045,110
Insurance - Property & Casualty - 1.3%
ACE Ltd., 2.6%, 2015	$215,000	$222,725
Aon Corp., 3.5%, 2015	375,000	392,038
AXIS Capital Holdings Ltd., 5.75%, 2014	300,000	319,072
Berkshire Hathaway, Inc., FRN, 1.203%, 2014	460,000	465,768

		$1,399,603

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 6.9%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$487,000	$509,801
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	837,890
Dexia Credit Local, NY, 2%, 2013 (n)	250,000	245,048
Electricite de France PLC, 5.5%, 2014 (n)	500,000	533,752
Finance for Danish Industry A.S., 2%, 2013 (n)	850,000	861,453
ING Bank N.V., 3.9%, 2014 (n)	200,000	209,891
Instituto de Credito Oficial, 2.5%, 2012	200,000	197,961
KfW Bankengruppe, 3.5%, 2014	175,000	184,440
Kommunalbanken AS, 1%, 2014 (n)	620,000	620,123
Kommunalbanken AS, 1.75%, 2015 (n)	150,000	151,960
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	321,912
Nationwide Building Society, 2.5%, 2012 (n)	500,000	504,347
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	750,000	752,870
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	1,002,449
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	156,479
Statoil A.S.A., 2.9%, 2014	125,000	131,533
Statoil A.S.A., 1.8%, 2016	180,000	183,729

		$7,405,638
International Market Sovereign - 1.1%
Republic of Finland, 1.25%, 2015 (n)	$1,000,000	$1,014,782
Republic of Iceland, 4.875%, 2016 (n)	201,000	200,869

		$1,215,651
Local Authorities - 1.3%
Province of British Columbia, 2.85%, 2015	$1,000,000	$1,068,247
Province of Ontario, 2.3%, 2016	300,000	311,172

		$1,379,419
Major Banks - 5.5%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$199,809
ABN AMRO Bank N.V., FRN, 2.323%, 2014 (n)	230,000	226,966
ANZ National (International) Ltd., FRN, 1.563%, 2013 (n)	450,000	447,905
BB&T Corp., 2.05%, 2014	170,000	173,458
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	129,562
Danske Bank A/S, 3.75%, 2015 (n)	100,000	98,940
DBS Bank Ltd., 2.35%, 2017 (n)	420,000	420,097
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	429,620
ING Bank N.V., 3.75%, 2017 (z)	232,000	230,808
ING Bank N.V., FRN, 1.596%, 2013 (n)	200,000	199,299
ING Bank N.V., FRN, 1.874%, 2014 (n)	350,000	343,035
Intesa Sanpaolo S.p.A., FRN, 2.892%, 2014 (n)	200,000	190,207
KeyCorp, 3.75%, 2015	100,000	105,377
Macquarie Bank Ltd., 5%, 2017 (n)	580,000	586,207
PNC Funding Corp., 3.625%, 2015	125,000	133,574
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	122,757
Santander UK PLC, 3.875%, 2014 (n)	100,000	99,678
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	103,687
Standard Chartered PLC, FRN, 1.46%, 2014 (n)	500,000	495,823
SunTrust Banks, Inc., 3.5%, 2017	303,000	310,162
Wells Fargo & Co., 3.75%, 2014	550,000	586,847
Wells Fargo & Co., 1.25%, 2015	250,000	249,497

		$5,883,315
Medical & Health Technology & Services - 1.9%
Aristotle Holding Inc., 2.1%, 2015 (n)	$310,000	$312,469
Baxter International, Inc., 1.85%, 2017	210,000	214,373

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Becton, Dickinson & Co., 1.75%, 2016	$150,000	$152,811
Covidien International Finance SA, 1.875%, 2013	500,000	506,491
McKesson Corp., 3.25%, 2016	375,000	398,444
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	456,929

		$2,041,517
Metals & Mining - 1.5%
Anglo American Capital, 2.15%, 2013 (n)	$400,000	$399,076
ArcelorMittal, 3.75%, 2015	350,000	355,495
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	310,000	310,361
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	500,000	522,501

		$1,587,433
Mortgage-Backed - 4.4%
Fannie Mae, 5.152%, 2016	$215,036	$240,237
Fannie Mae, 3.5%, 2025	986,673	1,035,897
Fannie Mae, 4%, 2025	1,797,958	1,904,793
Fannie Mae, 4%, 2026 (f)	1,442,646	1,531,524

		$4,712,451
Natural Gas - Pipeline - 1.1%
Energy Transfer Partners LP, 8.5%, 2014	$257,000	$292,211
Enterprise Products Operating LP, 3.2%, 2016	400,000	421,877
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	455,968

		$1,170,056
Network & Telecom - 1.9%
AT&T, Inc., 6.7%, 2013	$125,000	$137,495
BellSouth Corp., 5.2%, 2014	400,000	442,349
France Telecom, 2.125%, 2015	125,000	127,157
Telecom Italia Capital, 5.25%, 2013	400,000	406,000
Telefonica Emisiones S.A.U., 2.582%, 2013	275,000	274,937
Verizon Communications, Inc., 5.25%, 2013	600,000	631,184

		$2,019,122
Oil Services - 0.7%
Noble Corp., 5.875%, 2013	$500,000	$525,463
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	220,202	225,157

		$750,620
Other Banks & Diversified Financials - 2.1%
American Express Centurion Bank, 5.5%, 2013	$250,000	$262,396
BBVA Senior Finance S.A. Unipersonal, FRN, 2.622%, 2014	300,000	292,049
Capital One Financial Corp., FRN, 1.717%, 2014	450,000	447,071
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	125,000	127,667
Nordea Bank AB, 1.75%, 2013 (n)	125,000	124,514
Santander International Debt S.A., 2.991%, 2013 (n)	300,000	296,509
Svenska Handelsbanken AB, 2.875%, 2012 (n)	125,000	126,387
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	105,732
Union Bank, FRN, 1.425%, 2014	500,000	493,408

		$2,275,733
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$320,000	$331,804

Pharmaceuticals - 1.4%
Amgen, Inc., 2.3%, 2016	$450,000	$460,246
Celgene Corp., 2.45%, 2015	425,000	436,566

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Sanofi, 1.2%, 2014	$200,000	$203,306
Teva Pharmaceutical Finance III, 1.7%, 2014	420,000	427,641

		$1,527,759
Printing & Publishing - 0.5%
Pearson PLC, 4%, 2016 (n)	$500,000	$526,138

Real Estate - 0.7%
HCP, Inc., REIT, 2.7%, 2014	$470,000	$475,491
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	170,000	170,284
WEA Finance LLC, REIT, 5.4%, 2012 (n)	100,000	102,429

		$748,204
Retailers - 1.1%
AutoZone, Inc., 6.5%, 2014	$125,000	$136,182
Home Depot, Inc., 5.25%, 2013	125,000	135,392
Staples, Inc., 9.75%, 2014	300,000	344,040
Wesfarmers Ltd., 6.998%, 2013 (n)	100,000	105,788
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	407,253

		$1,128,655
Specialty Chemicals - 0.6%
Airgas, Inc., 2.95%, 2016	$400,000	$414,249
Ecolab, Inc., 2.375%, 2014	200,000	206,736

		$620,985
Specialty Stores - 0.3%
Best Buy Co., Inc., 6.75%, 2013	$300,000	$317,357

Supermarkets - 1.3%
Delhaize Group, 5.875%, 2014	$360,000	$387,345
Kroger Co., 5%, 2013	125,000	130,437
Safeway, Inc., 5.8%, 2012	400,000	408,117
Tesco PLC, 2%, 2014 (n)	280,000	284,507
Woolworths Ltd., 2.55%, 2015 (n)	125,000	128,120

		$1,338,526
Supranational - 1.8%
Corporacion Andina de Fomento, 6.875%, 2012	$40,000	$40,056
Council of Europe, 4.5%, 2014	800,000	863,600
European Investment Bank, 5%, 2013	1,000,000	1,066,840

		$1,970,496
Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$204,216
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	582,964
Vodafone Group PLC, 4.15%, 2014	125,000	133,934

		$921,114
Tobacco - 0.7%
Altria Group, Inc., 8.5%, 2013	$325,000	$365,215
B.A.T. International Finance PLC, 8.125%, 2013 (n)	125,000	138,663
Lorillard Tobacco Co., 3.5%, 2016	190,000	198,498

		$702,376
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 2013 (n)	$525,000	$532,509

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 4.2%
Aid-Egypt, 4.45%, 2015	$730,000	$823,316
Federal Home Loan Bank, 1.375%, 2014	2,000,000	2,044,444
National Credit Union Administration, 1.4%, 2015	820,000	836,392
Small Business Administration, 2.25%, 2021	763,541	790,376

		$4,494,528
U.S. Treasury Obligations - 4.7%
U.S. Treasury Notes, 0.5%, 2012 (f)	$5,000,000	$5,011,915

Utilities - Electric Power - 4.0%
Dominion Resources, Inc., 1.95%, 2016	$460,000	$469,365
DTE Energy Co., FRN, 1.179%, 2013	400,000	401,280
Duke Energy Corp., 6.3%, 2014	525,000	578,427
EDP Finance B.V., 5.375%, 2012 (n)	300,000	299,550
Enel Finance International S.A., 5.7%, 2013 (n)	320,000	327,636
Exelon Generation Co. LLC, 5.35%, 2014	400,000	430,063
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	125,000	128,474
PG&E Corp., 5.75%, 2014	200,000	218,563
PPL WEM Holdings PLC, 3.9%, 2016 (n)	100,000	104,785
Progress Energy, Inc., 6.05%, 2014	500,000	551,081
PSEG Power LLC, 2.75%, 2016	190,000	193,041
Southern Co., 2.375%, 2015	550,000	564,181

		$4,266,446
Total Bonds		$92,663,985
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
S&P 500 Index - March 2012 @ $800	30	$0
Issuer	Shares/Par
Money Market Funds - 12.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	13,770,806	$13,770,806
Total Investments		$106,434,791

Other Assets, Less Liabilities - 0.7%		703,532
Net Assets - 100.0%		$107,138,323

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,910,530, representing 24.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	5/11/11	$131,644	$119,949
ING Bank N.V., 3.75%, 2017	2/29/12	230,808	230,808
SABMiller Holdings, Inc., 1.85%, 2015	1/10/12	219,987	223,573
Stadshypotek AB, FRN, 1.45%, 2013	6/08/11	251,495	251,894
Total Restricted Securities			$826,224
% of Net assets			0.8%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/29/12

Forward Foreign Currency Exchange Contracts at 2/29/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	6,205	5/09/12	$6,526	$6,602	$76
BUY	GBP	JPMorgan Chase Bank N.A.	1,457,443	5/09/12	2,307,381	2,317,467	10,086
SELL	JPY	JPMorgan Chase Bank N.A.	145,888,414	5/09/12	1,914,747	1,795,780	118,967
BUY	NOK	JPMorgan Chase Bank N.A.	4,684,192	5/09/12	804,982	835,585	30,603
BUY	NZD	JPMorgan Chase Bank N.A.	2,798,310	5/09/12	2,297,762	2,323,573	25,811

							$185,543

Liability Derivatives

SELL	CAD	Goldman Sachs International	488,251	5/09/12	$485,762	$492,702	$(6,940)
SELL	CAD	JPMorgan Chase Bank N.A.	2,264,676	5/09/12	2,253,921	2,285,320	(31,399)
SELL	CHF	Goldman Sachs International	1,337,367	5/09/12	1,456,485	1,479,429	(22,944)
SELL	CHF	JPMorgan Chase Bank N.A.	1,086,192	5/09/12	1,184,221	1,201,574	(17,353)
SELL	EUR	JPMorgan Chase Bank N.A.	16,953	5/09/12	22,381	22,593	(212)
SELL	SEK	Goldman Sachs International	1,372,358	5/09/12	203,087	206,843	(3,756)

							$(82,604)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 2/29/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Amsterdam Index (Long)	EUR	3	$259,119	March - 2012	$867
Bovespa Index (Long)	BRL	56	2,165,225	April - 2012	20,757
CAC 40 Index (Long)	EUR	58	2,666,705	March - 2012	41,337
DAX Index (Long)	EUR	9	2,054,756	March - 2012	251,632
FTSE 100 Index (Long)	GBP	28	2,607,231	March - 2012	184,024
FTSE JSE Top 40 Index (Long)	ZAR	31	1,259,940	March - 2012	59,823
FTSE MIB Index (Long)	EUR	19	2,070,534	March - 2012	180,000
H-shares Index (Long)	HKD	17	1,286,736	March - 2012	8,340
ISE 30 Index (Long)	TRY	48	200,514	April - 2012	3,787
KOSPI Index (Long)	KRW	5	594,539	March - 2012	46,416
Mex Bolsa Index (Long)	MXN	20	590,552	March - 2012	8,538
MSCI Singapore Index (Short)	SGD	33	1,819,168	March - 2012	15,587
MSCI Taiwan Index (Long)	USD	19	542,457	March - 2012	8,223
NIFTY Index (Short)	USD	91	983,330	March - 2012	46,048

					$875,379
Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	11	$1,369,951	March - 2012	$16,962
GB Govt Bond 10 yr (Long)	GBP	21	3,843,026	June - 2012	18,291
Japan Govt Bond 10 yr (Long)	JPY	1	1,755,813	March - 2012	3,918
U.S. Treasury Note 5 yr (Short)	USD	71	8,745,203	June - 2012	13,183
U.S. Treasury Note 10 yr (Long)	USD	20	2,619,063	June - 2012	711

					$53,065

					$928,444

Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	6	$685,867	March - 2012	(17,167)
Hang Seng Index (Short)	HKD	16	2,219,754	March - 2012	(21,067)
IBEX Index (Long)	EUR	18	2,026,308	March - 2012	(90,067)
NIKKEI 225 Index (Short)	JPY	16	1,893,374	March - 2012	(237,790)
OMX Index (Short)	SEK	146	2,434,878	March - 2012	(50,584)
S&P 500 E-Mini Index (Short)	USD	16	1,091,520	March - 2012	(89,248)
S&P TSX 60 Index (Short)	CAD	19	2,756,723	March - 2012	(135,890)

					$(641,813)
Interest Rate Futures
Euro Bund (Short)	EUR	20	$3,727,509	March - 2012	$(132,217)
Govt Of Canada Bond 10 yr (Short)	CAD	51	6,834,191	June - 2012	(44,018)

					$(176,235)

					$(818,048)

At February 29, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,506,443	$—	$9,506,443
Non-U.S. Sovereign Debt	—	11,779,377	—	11,779,377
Corporate Bonds	—	37,602,858	—	37,602,858
Residential Mortgage-Backed Securities	—	4,712,450	—	4,712,450
Commercial Mortgage-Backed Securities	—	529,060	—	529,060
Asset-Backed Securities (including CDOs)	—	5,192,078	—	5,192,078
Foreign Bonds	—	23,341,719	—	23,341,719
Mutual Funds	13,770,806	—	—	13,770,806
Total Investments	$13,770,806	$92,663,985	$—	$106,434,791

Other Financial Instruments
Futures	$244,844	$(134,448)	$—	$110,396
Forward Foreign Currency Exchange Contracts	—	102,939	—	102,939

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$106,454,108
Gross unrealized appreciation	$736,399
Gross unrealized depreciation	(755,716)
Net unrealized appreciation (depreciation)	$(19,317)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	899,221	69,419,196	(56,547,611)	13,770,806

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,840	$13,770,806

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2012, are as follows:

United States	67.7%
United Kingdom	11.2%
France	6.3%
Netherlands	3.1%
Spain	3.0%
Italy	2.8%
Brazil	2.6%
Hong Kong	(2.1)%
Canada	(5.0)%
Other Countries	10.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.